Shareholder Report, Holdings (Details) - Class A	Jun. 30, 2024
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.21%
Financials
Holdings [Line Items]
Percent of Net Asset Value	18.65%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.39%
Government Securities
Holdings [Line Items]
Percent of Net Asset Value	12.83%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.14%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.67%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Net Assets*
Holdings [Line Items]
Percent of Net Asset Value	2.42%
Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	2.28%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.43%
Cboe Global Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.53%
Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Visa Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.57%
ResMed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Stryker Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.28%
FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Amphenol Corporation - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.25%
United States Treasury 5.32% Due 07/02/2024
Holdings [Line Items]
Percent of Net Asset Value	3.21%
United States Treasury 5.29% Due 07/09/2024
Holdings [Line Items]
Percent of Net Asset Value	3.21%